EMPLOYEE BENEFIT PLANS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Defined Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Current year actuarial loss (gain)	$ 101	$ 16	$ (7)
Amortization of actuarial gain	(16)	(11)	(7)
Amortization of prior service cost	4	4	5
Settlements			(2)
Total recognized in other comprehensive loss (income)	89	9	(11)
Net periodic benefit cost	32	25	24
Total recognized in net periodic benefit cost and other comprehensive loss (income)	121	34	13
Projected benefit obligation:
Discount rate (as a percent)	5.30%	5.70%	5.90%
Rate of compensation increase (as a percent)	3.88%	3.88%	3.88%
Net periodic pension cost:
Discount rate (as a percent)	5.70%	5.90%	6.47%
Rate of compensation increase (as a percent)	3.88%	3.88%	3.77%
Expected return on plan assets (as a percent)	8.19%	8.20%	8.25%
Non-U.S. Defined Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Current year actuarial loss (gain)	182	20	(124)
Amortization of actuarial gain	(21)	(19)	(33)
Current year prior service credit	(2)		1
Amortization of prior service cost	2	1	1
Amortization of transition asset			(1)
Curtailment effects	(38)		(12)
Total recognized in other comprehensive loss (income)	123	2	(168)
Net periodic benefit cost	41	43	76
Total recognized in net periodic benefit cost and other comprehensive loss (income)	164	45	(92)
Projected benefit obligation:
Discount rate (as a percent)	4.39%	4.69%	4.94%
Rate of compensation increase (as a percent)	3.44%	3.38%	3.23%
Net periodic pension cost:
Discount rate (as a percent)	4.69%	4.94%	5.04%
Rate of compensation increase (as a percent)	3.38%	3.23%	3.21%
Expected return on plan assets (as a percent)	6.62%	6.65%	6.62%
U.S. Other Postretirement Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Current year actuarial loss (gain)	1	5	(14)
Amortization of actuarial gain	(1)	(2)	(1)
Current year prior service credit			(5)
Amortization of prior service cost	2	3	4
Total recognized in other comprehensive loss (income)	2	6	(16)
Net periodic benefit cost	9	8	8
Total recognized in net periodic benefit cost and other comprehensive loss (income)	11	14	(8)
Projected benefit obligation:
Discount rate (as a percent)	5.09%	5.46%	5.59%
Net periodic pension cost:
Discount rate (as a percent)	5.46%	5.59%	6.39%
Non-U.S. Other Postretirement Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Net periodic benefit cost	1		3
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$ 1		$ 3
Projected benefit obligation:
Discount rate (as a percent)	6.09%	6.69%	7.47%
Net periodic pension cost:
Discount rate (as a percent)	6.69%	7.47%	7.60%